EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2024
EARNING PER SHARE
Schedule of earning per share

	06/30/2024	06/30/2023	06/30/2022
Numerator
Profit/ (Loss) for the year (basic EPS)	3,243,361	18,779,876	(7,199,618)
Profit/ (Loss) for the year (diluted EPS)	3,243,361	18,779,876	(7,199,618)
Denominator
Weighted average number of shares (basic EPS)	62,840,129	62,146,082	42,302,318
Weighted average number of shares (diluted EPS)	63,485,432	63,185,508	42,302,318

Basic profit/ (loss) attributable to ordinary equity holders of the parent	0.0516	0.3022	(0.1702)
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	0.0511	0.2972	(0.1702)